UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       DECEMBER 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-01685
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine        Westport, CT                    02/14/02
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
           -------------        --------------------------------------------
        [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             32
                                               -------------

Form 13F Information Table Value Total:          $ 324,500
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER
4, GREG LEWIN, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                   28-
     ------           -----------              --------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2     COLUMN 3      COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- ---------------  --------    --------  --------------- ---------- -------- ----------------
                                                   VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS     CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE

ANTHEM INC               COMMON      03674B104      19,800        400,000          X         X            X
------------------------------------------------------------------------------------------------------------
ANTHEM INC               PREFERRED   03674B203         128          2,000          X         X            X
------------------------------------------------------------------------------------------------------------
ARCH COAL INC            COMMON      039380100       3,405        150,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COMMON      10553F106      20,210      3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS INC CL A      16117M107       8,215        500,000          X         X            X
------------------------------------------------------------------------------------------------------------
CHUBB CORP               COMMON      171232101      31,050        450,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200      10,800        300,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONDUCTUS INC            COMMON      206784100       1,365        500,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC        COMMON      20854P109       4,489        180,700          X         X            X
------------------------------------------------------------------------------------------------------------
CSX CORP                 COMMON      126408103       7,010        200,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COM      181512104       7,922        812,500          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC. COMMON      G3223R108      23,494        332,300          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109         870        320,000          X         X            X
------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO      COMMON      369604103      16,032        400,000          X         X            X
------------------------------------------------------------------------------------------------------------
HCA INC                  COMMON      404119109      11,562        300,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC       COMMON      441815107       4,442         76,665          X         X            X
------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP          COMMON      492386107       9,316        170,000          X         X            X
------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC   COMMON      494580103       7,800        150,000          X         X            X
------------------------------------------------------------------------------------------------------------
MATTEL INC               COMMON      577081102       2,236        130,000          X         X            X
------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP       COMMON      576206106       3,110        150,000          X         X            X
------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC         COMMON      67481E106       3,840        200,000          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP INC             COMMON      670872100      14,893        225,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PPTYS INC   COMMON      694396102       1,201        676,800          X         X            X
------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP      COMMON      704549104       4,229        150,000          X         X            X
------------------------------------------------------------------------------------------------------------
PHARMACIA CORPORATION    COMMON      71713U102      25,590        600,000          X         X            X
------------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO         COMMON      718507106       5,423         90,000          X         X            X
------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW       COMMON      826428104       7,525        500,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HLDGS INC  COMMON      893521904      36,814        404,550          X         X            X
------------------------------------------------------------------------------------------------------------
UNOCAL CORP              COMMON      915289102      18,035        500,000          X         X            X
------------------------------------------------------------------------------------------------------------
VASOGEN INC              COMMON      92232F103       5,472      1,200,000          X         X            X
------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS INTL     COMMON      948626106       1,184         35,000          X         X            X
------------------------------------------------------------------------------------------------------------
WORLDCOM GRP             COMMON      98157D106       7,040        500,000          X         X            X
------------------------------------------------------------------------------------------------------------

NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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